Accrued Expenses and Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accrued Expenses and Other Current Liabilities
Note 10. Accrued expenses and other current liabilities
Accrued expenses and other current liabilities consisted of the following at March 31, 2022 and December 31, 2021:

	March 31, 2022	December 31, 2021
Accrued compensation and benefits	$9,307	$4,773
Accrued sales and use tax	6,459	5,860
Accrued purchases of property and equipment	3,004	3,339
Accrued transaction costs	4,050	3,693
Other	7,279	5,512

Total	$30,099	$23,177

Starry, Inc [Member]
Accrued Expenses and Other Current Liabilities
Note 10. Accrued expenses and other current liabilities
Accrued expenses and other current liabilities consisted of the following at December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Accrued compensation and benefits	$4,773	$3,633
Accrued sales and use tax	5,860	3,327
Accrued purchases of property and equipment	3,339	2,257
Accrued transaction costs	3,693	—
Other	5,512	3,856

Total	$23,177	$13,073